Other Non-Current Assets (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Non-Current Assets
Client incentives, net			$ 9
Restricted cash		$ 9	9
Other assets		32	6
Other non-current assets	$ 46	$ 41	$ 24